INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

	Year ended December 31
	2023	2022

Pretax loss	7,259,918	5,779,841
Federal tax rate	21%	21%
Income tax computed at the federal income tax rate	1,524,583	1,213,767
Non-deductible expenses	(382,463)	(1,506)
Share-based compensation	(27,242)	(19,359)
Differences in corporate income tax rates	67,845	52,813
Remeasurement of deferred taxes for foreign currency effects	98,655	(365,167)
Changes in valuation allowance	(1,281,378)	(880,548)
Income tax expenses	-	-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Year ended December 31
	2023	2022

Composition of deferred tax assets:

Employees and related institutions	3,581	6,927
Operating loss carry-forwards	5,493,516	4,378,800
Operating lease liabilities	10,669	24,328
Share-based compensation	182,212	182,212
Others	33,172	241,325
Total deferred tax assets	5,723,150	4,833,592

Composition of deferred tax liabilities:
Right-of-use asset	(12,697)	(27,894)
Total deferred tax liabilities	(12,697)	(27,894)
Net deferred tax assets	5,710,453	4,805,698

Valuation allowance	(5,710,453)	(4,805,698)
Deferred tax assets and liabilities	-	-